Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following pay versus performance (“PVP”) table and related information, including “compensation actually paid” or “CAP” (as defined by the SEC) for compliance purposes. “Compensation actually paid” is a measure defined in SEC rules that adjusts amounts shown in the Summary Compensation Table (“SCT”) to better reflect the economic benefits received by an executive in a given year in respect of his or her compensation. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the tables below based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant decrease to 2022 CAP). Neither the Committee nor the executive officers of our Company directly use the information in this table or the related disclosures when making compensation decisions. For information regarding the Company’s pay-for-performance philosophy and how the Compensation Committee makes its decisions about our named executive officer’s pay each year, refer to the Compensation Discussion & Analysis (“CD&A”) in this proxy statement and in the proxy statements for the years ending December 31, 2021 and 2020.

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	DMC Global Inc. Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)	Net Income (Loss) (thousands) ($)(7)	Adjusted EBITDA (thousands) ($)(8)
2022	$3,621,688	$1,101,613	$1,466,121	$943,393	$43.26	$128.35	$13,833	74,199
2021	3,844,266	3,065,356	1,004,907	910,996	88.14	189.83	(1,010)	20,179
2020	3,185,655	2,523,545	791,515	650,352	96.24	148.88	(1,412)	19,147
(1)	Reflects compensation amounts reported in the “Summary Compensation Table” for our former CEO, Kevin Longe, for the respective years shown.
(2)	As determined in accordance with SEC rules, “compensation actually paid” to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, and is calculated as of each year-end. The dollar amounts reflected for “Compensation actually paid” in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year, as this depends on the factors discussed in CD&A. For information regarding the decisions made by our Compensation Committee in regard to the CEO’s compensation for each fiscal year, please see the CD&A sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$3,621,688	$3,844,266	$3,185,655
Less: Stock award values reported in SCT for the covered year	(2,161,133)	(2,273,936)	(2,322,224)
Plus: Fair value for stock awards granted in the covered year	1,391,183	1,101,881	2,552,612
Change in fair value of outstanding unvested stock awards from prior years	(802,369)	(953,988)	(479,478)
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	-	-	-
Change in fair value of stock awards from prior years that vested in covered year	(286,564)	1,544,217	(426,965)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(661,192)	(197,084)	-
Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-	-	13,945
Compensation Actually Paid	1,101,613	3,065,356	2,523,545

Equity Valuations: The fair value of restricted stock awards (RSAs) and restricted stock units (RSUs) granted is based on the fair value of DMC’s stock on the grant date. Adjustments have been made using the stock price as of year end and as of each date of vest. The grant date fair values of performance-based restricted share units (PSUs) with target Adjusted EBITDA performance conditions are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. The fair value of PSUs with TSR performance conditions is based on a third-party valuation simulating a range of possible TSR outcomes over the performance period. Adjustments have been made using the third-party valuation simulating a range of possible TSR outcomes as measured at each year end or the stock price and awards achieved as of each date of vest.

(3)	The following non-CEO named executive officers are included in the average figures shown:
2022: Michael Kuta, Michelle Shepston, James Schladen, and Ian Grieves
2021: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili
2020: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili
(4)	As determined in accordance with SEC rules, average “compensation actually paid” for our non-CEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below and is calculated as of each year-end. The dollar amounts reflected in “Average Compensation Actually Paid” to non-CEO NEOs in the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year, as this depends on the factors discussed in CD&A. For information regarding the decisions made by our Compensation Committee in regard to the non-CEO NEOs’ compensation for each fiscal year, please see the CD&A sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Description of Adjustment	2022 Average	2021 Average	2020 Average
Summary Compensation Table – Total Compensation	$1,466,121	$1,004,907	$791,515
Less: Stock award values reported in SCT for the covered year	(689,557)	(389,440)	(379,511)
Plus: Fair value for stock awards granted in the covered year	439,759	188,701	419,118
Change in fair value of outstanding unvested stock awards from prior years	(138,592)	(152,707)	(91,815)
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	8,330	-	-
Change in fair value of stock awards from prior years that vested in covered year	(37,669)	298,692	(90,848)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(104,999)	(39,157)	-
Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-	-	1,893
Compensation Actually Paid	943,393	910,996	650,352

Equity Valuations: The fair value of restricted stock awards (RSAs) and restricted stock units (RSUs) granted is based on the fair value of DMC’s stock on the grant date. Adjustments have been made using the stock price as of year-end and as of each date of vest. The grant date fair values of performance-based restricted share units (PSUs) with target Adjusted EBITDA performance conditions are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. The fair value of PSUs with TSR performance conditions is based on a third-party valuation simulating a range of possible TSR outcomes over the performance period. Adjustments have been made using the third-party valuation simulating a range of possible TSR outcomes as measured at each year end or the stock price and awards achieved as of each date of vest.
(5)	Total shareholder return (TSR) reflects the value at the end of the year shown of $100 invested in the Company’s common stock at the closing market price on the last trading day immediately prior to the first year shown. This provides a cumulative TSR value that incorporates both the appreciation or depreciation of the Company’s stock price and the value of dividends, which are assumed to have been reinvested in additional DMC shares. Past performance is not a guarantee of future results.
(6)	Peer group TSR for the relevant fiscal year, represents the cumulative TSR of the Nasdaq Non-Financial Stocks Index (XNDX) for the measurement periods ending on December 31, 2022, 2021 and 2020, respectively. We have selected the Nasdaq Non-Financial Stocks Index (XNDX) as our peer group as it was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2022.
(7)	Reflects “Net income (loss) attributable to DMC Global Inc. stockholders” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

(8)	Company Selected Measure is a non-GAAP measure, Adjusted EBITDA which is described below.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	(3)The following non-CEO named executive officers are included in the average figures shown:
2022: Michael Kuta, Michelle Shepston, James Schladen, and Ian Grieves
2021: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili
					2020: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili
Peer Group Issuers, Footnote [Text Block]					(6)Peer group TSR for the relevant fiscal year, represents the cumulative TSR of the Nasdaq Non-Financial Stocks Index (XNDX) for the measurement periods ending on December 31, 2022, 2021 and 2020, respectively. We have selected the Nasdaq Non-Financial Stocks Index (XNDX) as our peer group as it was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2022.
PEO Total Compensation Amount	[1]	$ 3,621,688	$ 3,844,266	$ 3,185,655
PEO Actually Paid Compensation Amount	[2]	1,101,613	3,065,356	2,523,545
Adjustment To PEO Compensation, Footnote [Text Block]	(2)As determined in accordance with SEC rules, “compensation actually paid” to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, and is calculated as of each year-end. The dollar amounts reflected for “Compensation actually paid” in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year, as this depends on the factors discussed in CD&A. For information regarding the decisions made by our Compensation Committee in regard to the CEO’s compensation for each fiscal year, please see the CD&A sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$3,621,688	$3,844,266	$3,185,655
Less: Stock award values reported in SCT for the covered year	(2,161,133)	(2,273,936)	(2,322,224)
Plus: Fair value for stock awards granted in the covered year	1,391,183	1,101,881	2,552,612
Change in fair value of outstanding unvested stock awards from prior years	(802,369)	(953,988)	(479,478)
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	-	-	-
Change in fair value of stock awards from prior years that vested in covered year	(286,564)	1,544,217	(426,965)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(661,192)	(197,084)	-
Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-	-	13,945
Compensation Actually Paid	1,101,613	3,065,356	2,523,545

Equity Valuations: The fair value of restricted stock awards (RSAs) and restricted stock units (RSUs) granted is based on the fair value of DMC’s stock on the grant date. Adjustments have been made using the stock price as of year end and as of each date of vest. The grant date fair values of performance-based restricted share units (PSUs) with target Adjusted EBITDA performance conditions are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. The fair value of PSUs with TSR performance conditions is based on a third-party valuation simulating a range of possible TSR outcomes over the performance period. Adjustments have been made using the third-party valuation simulating a range of possible TSR outcomes as measured at each year end or the stock price and awards achieved as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	[3]	1,466,121	1,004,907	791,515
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 943,393	910,996	650,352
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(4)As determined in accordance with SEC rules, average “compensation actually paid” for our non-CEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below and is calculated as of each year-end. The dollar amounts reflected in “Average Compensation Actually Paid” to non-CEO NEOs in the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year, as this depends on the factors discussed in CD&A. For information regarding the decisions made by our Compensation Committee in regard to the non-CEO NEOs’ compensation for each fiscal year, please see the CD&A sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Description of Adjustment	2022 Average	2021 Average	2020 Average
Summary Compensation Table – Total Compensation	$1,466,121	$1,004,907	$791,515
Less: Stock award values reported in SCT for the covered year	(689,557)	(389,440)	(379,511)
Plus: Fair value for stock awards granted in the covered year	439,759	188,701	419,118
Change in fair value of outstanding unvested stock awards from prior years	(138,592)	(152,707)	(91,815)
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	8,330	-	-
Change in fair value of stock awards from prior years that vested in covered year	(37,669)	298,692	(90,848)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(104,999)	(39,157)	-
Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-	-	1,893
Compensation Actually Paid	943,393	910,996	650,352

					Equity Valuations: The fair value of restricted stock awards (RSAs) and restricted stock units (RSUs) granted is based on the fair value of DMC’s stock on the grant date. Adjustments have been made using the stock price as of year-end and as of each date of vest. The grant date fair values of performance-based restricted share units (PSUs) with target Adjusted EBITDA performance conditions are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. The fair value of PSUs with TSR performance conditions is based on a third-party valuation simulating a range of possible TSR outcomes over the performance period. Adjustments have been made using the third-party valuation simulating a range of possible TSR outcomes as measured at each year end or the stock price and awards achieved as of each date of vest.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between Pay and Performance. Below are graphs showing the relationship of “compensation actually paid” to our Chief Executive Officer and other named executive officers in 2020, 2021 and 2022 to (1) TSR of both DMC Global Inc. and the Nasdaq Non-Financial Stocks Index (XNDX), (2) DMC’s net income and (3) DMC’s Adjusted EBITDA.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Listed below are the financial performance measures which in our assessment represent the most important performance measures we use to link CAP to our named executive officers, for 2022, to company performance.

Measure	Nature	Explanation
Revenue	Financial Measure	Net sales as included in the Company’s Consolidated Statement of Operations.
Adjusted EBITDA	Financial Measure	Adjusted EBITDA is a non-GAAP (generally accepted accounting principles) measure that we believe provides an important indicator of our ongoing operating performance and that we use in operational and financial decision-making. We define EBITDA as net income or loss plus or minus net interest, taxes, depreciation and amortization. Adjusted EBITDA excludes from EBITDA stock-based compensation, restructuring expenses and asset impairment charges and, when appropriate, nonrecurring items that management does not utilize in assessing DMC’s operating performance. Adjusted EBITDA attributable to DMC Global Inc. stockholders excludes the adjusted EBITDA attributable to the 40% redeemable noncontrolling interest in Arcadia.
Adjusted EBITDA as a percentage of revenue	Financial Measure	Adjusted EBITDA, non-GAAP measure, as defined above, divided by total revenue.

Total Shareholder Return Amount	[5]	$ 43.26	88.14	96.24
Peer Group Total Shareholder Return Amount	[6]	128.35	189.83	148.88
Net Income (Loss)	[7]	$ 13,833	$ (1,010)	$ (1,412)
Company Selected Measure Amount	[8]	74,199	20,179	19,147
PEO Name					Kevin Longe
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA as a percentage of revenue
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,161,133)	$ (2,273,936)	$ (2,322,224)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,391,183	1,101,881	2,552,612
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(802,369)	(953,988)	(479,478)
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(286,564)	1,544,217	(426,965)
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(661,192)	(197,084)
PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				13,945
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(689,557)	(389,440)	(379,511)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		439,759	188,701	419,118
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(138,592)	(152,707)	(91,815)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(37,669)	298,692	(90,848)
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(104,999)	$ (39,157)
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 1,893
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 8,330

[1]	(1)Reflects compensation amounts reported in the “Summary Compensation Table” for our former CEO, Kevin Longe, for the respective years shown.
[2]	(2)As determined in accordance with SEC rules, “compensation actually paid” to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, and is calculated as of each year-end. The dollar amounts reflected for “Compensation actually paid” in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year, as this depends on the factors discussed in CD&A. For information regarding the decisions made by our Compensation Committee in regard to the CEO’s compensation for each fiscal year, please see the CD&A sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$3,621,688	$3,844,266	$3,185,655
Less: Stock award values reported in SCT for the covered year	(2,161,133)	(2,273,936)	(2,322,224)
Plus: Fair value for stock awards granted in the covered year	1,391,183	1,101,881	2,552,612
Change in fair value of outstanding unvested stock awards from prior years	(802,369)	(953,988)	(479,478)
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	-	-	-
Change in fair value of stock awards from prior years that vested in covered year	(286,564)	1,544,217	(426,965)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(661,192)	(197,084)	-
Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-	-	13,945
Compensation Actually Paid	1,101,613	3,065,356	2,523,545

Equity Valuations: The fair value of restricted stock awards (RSAs) and restricted stock units (RSUs) granted is based on the fair value of DMC’s stock on the grant date. Adjustments have been made using the stock price as of year end and as of each date of vest. The grant date fair values of performance-based restricted share units (PSUs) with target Adjusted EBITDA performance conditions are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. The fair value of PSUs with TSR performance conditions is based on a third-party valuation simulating a range of possible TSR outcomes over the performance period. Adjustments have been made using the third-party valuation simulating a range of possible TSR outcomes as measured at each year end or the stock price and awards achieved as of each date of vest.

[3]	(3)The following non-CEO named executive officers are included in the average figures shown:
2022: Michael Kuta, Michelle Shepston, James Schladen, and Ian Grieves
2021: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili
2020: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili
[4]	(4)As determined in accordance with SEC rules, average “compensation actually paid” for our non-CEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below and is calculated as of each year-end. The dollar amounts reflected in “Average Compensation Actually Paid” to non-CEO NEOs in the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year, as this depends on the factors discussed in CD&A. For information regarding the decisions made by our Compensation Committee in regard to the non-CEO NEOs’ compensation for each fiscal year, please see the CD&A sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Description of Adjustment	2022 Average	2021 Average	2020 Average
Summary Compensation Table – Total Compensation	$1,466,121	$1,004,907	$791,515
Less: Stock award values reported in SCT for the covered year	(689,557)	(389,440)	(379,511)
Plus: Fair value for stock awards granted in the covered year	439,759	188,701	419,118
Change in fair value of outstanding unvested stock awards from prior years	(138,592)	(152,707)	(91,815)
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	8,330	-	-
Change in fair value of stock awards from prior years that vested in covered year	(37,669)	298,692	(90,848)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(104,999)	(39,157)	-
Dollar value of dividends paid on stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-	-	1,893
Compensation Actually Paid	943,393	910,996	650,352

Equity Valuations: The fair value of restricted stock awards (RSAs) and restricted stock units (RSUs) granted is based on the fair value of DMC’s stock on the grant date. Adjustments have been made using the stock price as of year-end and as of each date of vest. The grant date fair values of performance-based restricted share units (PSUs) with target Adjusted EBITDA performance conditions are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. The fair value of PSUs with TSR performance conditions is based on a third-party valuation simulating a range of possible TSR outcomes over the performance period. Adjustments have been made using the third-party valuation simulating a range of possible TSR outcomes as measured at each year end or the stock price and awards achieved as of each date of vest.
[5]	(5)Total shareholder return (TSR) reflects the value at the end of the year shown of $100 invested in the Company’s common stock at the closing market price on the last trading day immediately prior to the first year shown. This provides a cumulative TSR value that incorporates both the appreciation or depreciation of the Company’s stock price and the value of dividends, which are assumed to have been reinvested in additional DMC shares. Past performance is not a guarantee of future results.
[6]	(6)Peer group TSR for the relevant fiscal year, represents the cumulative TSR of the Nasdaq Non-Financial Stocks Index (XNDX) for the measurement periods ending on December 31, 2022, 2021 and 2020, respectively. We have selected the Nasdaq Non-Financial Stocks Index (XNDX) as our peer group as it was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2022.
[7]	(7)Reflects “Net income (loss) attributable to DMC Global Inc. stockholders” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
[8]
(8)	Company Selected Measure is a non-GAAP measure, Adjusted EBITDA which is described below.